13. OTHER OPERATIONAL RESULT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	$ (14.2)	$ (14.3)	$ (3.2)
Other operational income	10.5	5.0	1.5
Other operational result	(3.7)	(9.3)	(1.7)
Insurance - compensation for losses
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational income	0.1	0.1	0.0
Gain on sale of non-current assets
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational income	0.0	0.1	0.5
Recovery of write offs/release of allowances/debt waiver
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational income	9.4	4.0	0.0
Other income
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational income	1.0	0.8	1.0
Consulting fees, expenses related to projects and start-up expenses
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(0.2)	(0.3)	(0.5)
Impairment of loans and other receivables
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(0.9)	(1.4)	(0.6)
Closing or restructuring of operations
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(2.7)	(8.3)	(2.0)
Losses on sale of non-current assets
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(3.3)	(2.0)	(0.4)
Acquisition-related costs
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	(3.4)	0.0	0.0
Other operating expenses
DisclosureOfOtherOperationalResultLineItems [Line Items]
Other operational expenses	$ (3.7)	$ (2.3)	$ 0.3